Commitments and Contingencies - Master Services Agreement (Details) $ in Thousands			3 Months Ended	9 Months Ended
	Jun. 03, 2022 USD ($)	Dec. 29, 2021	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)
Gryphon
Other Commitments [Line Items]
Other commitments, description				Gryphon shall receive the equivalent of 22.5% of the net operating profit, as defined in the Gryphon MSA, of all of the Company’s blockchain and digital currency related operations as a management fee
Opportunity to cure, maximum number of days		180 days
Other commitment expenses			$ 337	$ 1,100
Gryphon | Minimum
Other Commitments [Line Items]
Term		4 years
Gryphon | Maximum
Other Commitments [Line Items]
Term		5 years
Compute North LLC
Other Commitments [Line Items]
Term	5 years
Other commitment expenses	$ 0
Number of orders outstanding	2
Monthly service fee, as a percentage of anticipated monthly hashrate	$ 600			$ 1,200